Net Income (Loss) Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Income (Loss) Per Share
Anti-dilutive share excluded from the calculation of diluted net income (loss) per share	1,703,000	4,814,000	889,000
Numerator:
Net income (loss) attributable to SINA	$ (302,092)	$ (19,094)	$ 411,895
Denominator:
Weighted average ordinary shares outstanding	65,121,000	61,216,000	54,722,000
Basic net income (loss) per share attributable to SINA (in dollars per share)	$ (4.64)	$ (0.31)	$ 7.53
Numerator:
Net income (loss) attributable to SINA	$ (302,092)	$ (19,094)	$ 411,895
Denominator:
Weighted average ordinary shares outstanding	65,121,000	61,216,000	54,722,000
Weighted average ordinary shares equivalents:
Stock options (in shares)			426,000
Unvested restricted shares			272,000
Convertible debt (in shares)			3,839,000
Shares used in computing diluted net income (loss) per share attributable to SINA	65,121,000	61,216,000	59,259,000
Diluted net income (loss) per share attributable to SINA (in dollars per share)	$ (4.64)	$ (0.31)	$ 6.95